Summary Of Significant Accounting Policies - Schedules of Concentration of Risk (Details) - Revenue Benchmark [Member] - Customers [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Customer A Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	0.00%	36.00%	0.00%
Customer B Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	68.00%	0.00%	34.00%	0.00%
Customer C Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	28.00%	0.00%	37.00%
Customer D Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	18.00%	0.00%	18.00%
Customer E Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	18.00%	0.00%	17.00%
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	10.00%		10.00%
Customer F Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	11.00%	0.00%	10.00%
Customer G Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	13.00%	0.00%	0.00%
Customer H Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	12.00%	0.00%	0.00%